INCOME TAXES	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
INCOME TAXES [Text Block]

19. Income taxes

a) Provision for Income Taxes

Major items causing the Company's effective tax rate to differ from the combined Canadian federal and provincial statutory rate of 26.5% (2022 and 2021 - 26.5%, respectively) were as follows:

	Years Ended December 31,
	2023	2022	2021

Net loss for the year	$(21,266,945)	$(2,928,742)	$(3,723,784)
Expected income tax recovery based on statutory rate	(5,636,000)	(776,000)	(987,000)
Adjustment to expected income tax benefit
Permanent differences	5,043,000	145,000	342,000
Other	1,000	(32,000)	2,000
Change in unrecognized deferred tax asset	592,000	663,000	643,000
Income tax provision (recovery)	$-	$-	$-

b) Deferred Income Taxes

Deferred income taxes assets have not been recognized in respect to the following deductible temporary differences:

	Years Ended December 31,
	2023	2022	2021

Non-capital losses carried forward	$23,074,000	$20,707,000	$18,340,000
Fixed assets - Canada	215,837	209,842	217,000
Other - Canada	453,000	383,000	256,000
Capital loss carry-forward - Canada	3,971,000	3,877,000	4,143,000
Lease - Canada	-	-	(28,000)
Exploration and evaluation properties - Congo	53,622,069	53,770,259	51,393,000
Total	$81,335,906	$78,947,101	$74,321,000

Non-capital losses in Canada expire in the following years:

2026	$261,000
2027	135,000
2028	196,000
2029	674,000
2030	1,520,000
2031	2,593,000
2032	2,187,000
2033	1,946,000
2034	870,000
2035	560,000
2036	612,000
2037	541,000
2038	675,000
2039	1,032,000
2040	2,449,000
2041	2,089,000
2042	2,367,000
2043	2,230,000
$22,937,000